Note 2 - The Authorization of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
2.	The authorization of the consolidated financial statements
The accompanying consolidated financial statements were authorized for issuance by the Audit Committee on April 15, 2026.